Financial Instruments - classification - AT1 issuances (Details) $ / shares in Units, £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 GBP (£)
Disclosure of Financial Assets and Liabilities [Line Items]
Financial Liabilities	£ 740,189		£ 755,667
Series U, Non-cumulative preference shares of US$0.01
Disclosure of Financial Assets and Liabilities [Line Items]
Financial Liabilities	494
Par value per share | $ / shares		$ 0.01
US$1.15 billion 8% notes
Disclosure of Financial Assets and Liabilities [Line Items]
Financial Liabilities	£ 734		734
Notional amount of financial assets | $		$ 1,150
Interest Rate	8.00%	8.00%
US$2.65 billion 8.625% notes
Disclosure of Financial Assets and Liabilities [Line Items]
Financial Liabilities			£ 2,046
Notional amount of financial assets | $		$ 2,650
Interest Rate	8.625%	8.625%